Financial results	9 Months Ended
Sep. 30, 2022
Financial results
Financial results

29.Financial results

	Nine-month period ended September 30,
	2022	2021

	(Unaudited)
Finance income
Yields and interests	612,914	130,398
Results from financial assets	124,493	87,747
Gain on derivatives valuation/ settlement	11,834	7,497
Other financial income	138,157	17,121
	887,398	242,763
Financial expenses
Financial cost of loans and borrowings	(3,886,375)	(1,867,718)
Financial cost of other liabilities (1)	(1,559,080)	(698,534)
Results from financial assets	(125,493)	(75,174)
Other financial expenses	(304,929)	(132,869)
	(5,875,877)	(2,774,295)
Foreign exchange
Foreign exchange loss	(377,527)	(10,387)
Realized gain of other comprehensive income from the sale of joint ventures	—	361,728
	(377,527)	351,341
	(5,366,006)	(2,180,191)
(1)	It includes the financial expense for the updating of the liability for abandonment costs, and the interest, net of post-employment benefits and other long-term employee benefits.